BB&T FUNDS
SUPPLEMENT DATED JULY 24, 2008
TO THE
CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
DATED FEBRUARY 1, 2008
Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B, and Class C Shares Prospectus (the “Prospectus”) dated February 1, 2008, as amended:
Choosing a Share Class and Purchasing and Adding to Your Shares
Effective immediately, the following disclosure is added to the first paragraphs on pages 128 and 131 of the Prospectus, in each case before the last sentence:
Not all Funds or classes may be available for purchase in your state.
RTL-SUP-072308

BB&T FUNDS
SUPPLEMENT DATED JULY 24, 2008
TO THE
BB&T FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 1, 2008
Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Statement of Additional Information (“SAI”) dated February 1, 2008, as amended:
Additional Purchase and Redemption Information
Effective immediately, the following disclosure is added at the end of the first paragraph on page 31 of the SAI:
Not all Funds and classes are available for purchase in all states.
ALL-SAIS-0708